Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended
	Jun. 12, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 12, 2013 Notes Payable [Member]	Jun. 12, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Notes Payable [Member]	Feb. 28, 2013 Warrant [Member] Notes Payable [Member]
Debt Instrument [Line Items]
Unsecured notes													$ 6,750	$ 6,750
Stated interest rate													10.00%
Interest paid		441	472	625	524	672	252
Warrants issued									1,334	86	86	1,307
Exercise price of warrants										13.92	13.92	14.03
Exercise price of warrants as a percentage of public offering share price										90.00%	90.00%
Fair value of warrants										454	435
Additional paid in capital								435
Interest expense	$ 405	$ 3,661	$ 1,123	$ 1,526	$ 6,588	$ 979